Inventories	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Inventory Disclosure [Abstract]
Inventories

Note 5 — Inventories

Inventories consisted of the following:

	As of March 31,
	2023	2022

Raw materials	$18,409	$16,971
Finished goods	113,065	40,312
Inventory net	$131,474	$57,283

Slow moving inventories amounting to $nil and $240,312 were written off for the years ended March 31, 2023 and 2022, respectively.

Note 5 — Inventories

Inventories consisted of the following:

	As of March 31,
	2022	2021

Raw materials	$16,971	$—
Work in progress	—	—
Finished goods	1,221,345	1,487,683
Inventory net	$1,238,316	$1,487,683

Slow moving inventories amounting to $240,312 and $nil were written off for the years ended March 31, 2022 and 2021, respectively.